Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Receipts from customers		$ 1,974,010	$ 1,172,084
Receipts from other income	782,383	82,807	217,170
Payments to suppliers and employees	(13,596,027)	(8,969,276)	(5,299,667)
Interest received and other income	6,271	2,679	3,079
Net cash (used in) operating activities	(12,807,373)	(6,909,780)	(3,907,334)
Cash flows from investing activities
Proceeds from disposal of subsidiary		29,277
Proceeds from disposal of property, plant and equipment			13,000
Net cash from investing activities		29,277	13,000
Cash flows from financing activities
Proceeds from shares issued (net of costs)	41,184,687	12,400,730	7,469,392
Debt repaid			(65,000)
Net cash from financing activities	41,184,687	12,400,730	7,404,392
Net increase in cash and cash equivalents	28,377,314	5,520,227	3,510,058
Cash and cash equivalents at beginning of the year	9,123,617	3,603,390	93,332
Effect of exchange rate fluctuations on cash held
Cash and cash equivalents at end of the year	$ 37,500,931	$ 9,123,617	$ 3,603,390